GOODWILL AND INTANGIBLE ASSETS - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill [Line Items]
Accumulated impairment loss			$ 1,275,385	$ 1,275,385
Goodwill			1,993,302	2,137,883	$ 2,146,883
Goodwill impairment			0	9,000	86,748
Emerging & Other
Goodwill [Line Items]
Accumulated impairment loss			95,748	95,748
Goodwill			4,764	149,345	158,345
Goodwill impairment				9,000
Mosaic Group
Goodwill [Line Items]
Goodwill impairment	$ 9,000	$ 86,700
Dotdash Meredith
Goodwill [Line Items]
Accumulated impairment loss			198,329	198,329
Goodwill			$ 1,497,642	1,497,642	$ 1,497,642
Goodwill impairment				$ 0